PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Schedule of Property and Equipment
	September 30,	December 31,
	2021	2020
Telecommunication equipment and computers	$1,267,497	$1,267,497
Less: accumulated depreciation	(1,140,429)	(1,092,533)

Property and equipment, net	$127,068	$174,964